Short-term Bank Deposits and Restricted Deposits	12 Months Ended
Dec. 31, 2017
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Short-term Bank Deposits and Restricted Deposits
26.	SHORT-TERM BANK DEPOSITS AND RESTRICTED DEPOSITS

	Note		2016	2017
Bank deposits with maturity exceeding three months			33	3,124
Statutory reserve deposits	(i	)	1,577	2,197
Restricted deposits			144	205

			1,754	5,526

(i)	In order to carry on its business, Finance Company placed statutory reserve deposits with the People’s Bank of China according to “Notice of the People’s Bank of China on Implementing the Average Method to Assess Deposit Reserves” (Yinfa [2015] No.289). These statutory reserve deposits are not available for use by the Group in daily operations.